Taxes (Details 1)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
China statutory income tax rate		25.00%	25.00%	25.00%
Preferential tax rate in China		(20.00%)	(20.00%)	(12.50%)
Tax rate difference outside China	[1]	(12.73%)	(16.75%)	(12.80%)
Change in valuation allowance		(8.33%)	(5.00%)	(13.50%)
Additional R&D deduction in China		0.00%	0.00%	(2.10%)
Permanent difference		25.51%	17.68%	23.40%
Effective tax rate		9.45%	(0.93%)	7.50%

[1]	It is mainly due to the lower tax rate of the entities incorporated in Hong Kong, Singapore, and tax exempt in Cayman Islands.